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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Ultimus Fund Solutions, LLC

80 Arkay Drive

Hauppauge, New York 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 490-2300

Date of fiscal year end: March 31, April 30, June 30, July 31, September 31, November 30 and December 31

Date of reporting period: July 1, 2021 - June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS FUND TRUST - Astor Dynamic Allocation Fund									Item 1, Exhibit 4
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	N/A There were no Proxies voted during the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - Astor Macro Alternative Fund									Item 1, Exhibit 5
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	N/A There were no Proxies voted during the reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - Astor Sector Allocation Fund									Item 1, Exhibit 6
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	THE SELECT SECTOR SPDR TRUST	XLV	81369Y209	SPECIAL ; 10/29/2021	ELECTION OF DIRECTORS: ALLISON GRANT WILLIAMS, SHEILA HARTNETT-DEVLIN, JAMES JESSEE, TERESA POLLEY, ASHLEY T. RABUN, JAMES E. ROSS, RORY TOBIN	MANAGEMENT	Y	PROPORTIONAL	FOR
2	THE SELECT SECTOR SPDR TRUST	XLP	81369Y308	SPECIAL ; 10/29/2021	ELECTION OF DIRECTORS: ALLISON GRANT WILLIAMS, SHEILA HARTNETT-DEVLIN, JAMES JESSEE, TERESA POLLEY, ASHLEY T. RABUN, JAMES E. ROSS, RORY TOBIN	MANAGEMENT	Y	PROPORTIONAL	FOR
3	THE SELECT SECTOR SPDR TRUST	XLY	81369Y407	SPECIAL ; 10/29/2021	ELECTION OF DIRECTORS: ALLISON GRANT WILLIAMS, SHEILA HARTNETT-DEVLIN, JAMES JESSEE, TERESA POLLEY, ASHLEY T. RABUN, JAMES E. ROSS, RORY TOBIN	MANAGEMENT	Y	PROPORTIONAL	FOR
4	THE SELECT SECTOR SPDR TRUST	XLI	81369Y704	SPECIAL ; 10/29/2021	ELECTION OF DIRECTORS: ALLISON GRANT WILLIAMS, SHEILA HARTNETT-DEVLIN, JAMES JESSEE, TERESA POLLEY, ASHLEY T. RABUN, JAMES E. ROSS, RORY TOBIN	MANAGEMENT	Y	PROPORTIONAL	FOR
5	THE SELECT SECTOR SPDR TRUST	XLRE	81369Y860	SPECIAL ; 10/29/2021	ELECTION OF DIRECTORS: ALLISON GRANT WILLIAMS, SHEILA HARTNETT-DEVLIN, JAMES JESSEE, TERESA POLLEY, ASHLEY T. RABUN, JAMES E. ROSS, RORY TOBIN	MANAGEMENT	Y	PROPORTIONAL	FOR

Registrant: NORTHERN LIGHTS FUND TRUST - PFG ACTIVE CORE BOND STRATEGY FUND									Item 1, Exhibit 34
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for the reporting period.
2

Registrant: NORTHERN LIGHTS FUND TRUST - PFG AMERICAN FUNDS CONSERVATIVE INCOME STRATEGY FUND									Item 1, Exhibit 35
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for this reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG AMERICAN FUNDS GROWTH STRATEGY FUND									Item 1, Exhibit 36
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for this reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG BNY MELLON® DIVERSIFIER STARTEGY FUND									Item 1, Exhibit 38
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for this reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG BR EQUITY ESG STRATEGY FUND									Item 1, Exhibit 39
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for this reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG FIDELITY INSTITUTIONAL AM BOND ESG STRATEGY FUND									Item 1, Exhibit 41
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for this reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG FIDELITY INSTITUTIONAL AM EQUITY INDEX STRATEGY FUND									Item 1, Exhibit 42
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2020 through June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for this reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG FIDELITY INSTITUTIONAL AM EQUITY SECTOR STRATEGY FUND									Item 1, Exhibit 43
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for this reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG Invesco Thematic Equity ESG Strategy Fund									Item 1, Exhibit 45
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for this reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG JANUS HENDERSON BALANCED STRATEGY FUND									Item 1, Exhibit 46
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for this reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND										Item 1, Exhibit 47
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	JPMorgan Trust I	Special; 10/26/2021	1	To elect 16 Nominees to serve as Trustees for this Trust:
Nominees:
01) John F. Finn
02) Stephen P. Fisher
03) Gary L. French
04) Kathleen M. Gallagher
05) Robert J. Grassi
06) Frankie D. Hughes
07) Raymond Kanner
08) Thomas P. Lemke
09) Lawrence Maffia
10) Mary E. Martinez
11) Marilyn McCoy
12) Dr. Robert A. Oden, Jr.
13) Marian U. Pardo
14) Emily A. Youssouf
15) Robert F. Deutsch
						16) Nina O. Shenker	Management	Yes	With respect to each proposal on the attached proxy ballot, please vote our shares in the same proportion as all other holders of such security.	n/a
2	JPMorgan Trust II	Special; 10/26/2021	1	To elect 16 Nominees to serve as Trustees for this Trust:
Nominees:
01) John F. Finn
02) Stephen P. Fisher
03) Gary L. French
04) Kathleen M. Gallagher
05) Robert J. Grassi
06) Frankie D. Hughes
07) Raymond Kanner
08) Thomas P. Lemke
09) Lawrence Maffia
10) Mary E. Martinez
11) Marilyn McCoy
12) Dr. Robert A. Oden, Jr.
13) Marian U. Pardo
14) Emily A. Youssouf
15) Robert F. Deutsch
						16) Nina O. Shenker	Management	Yes	With respect to each proposal on the attached proxy ballot, please vote our shares in the same proportion as all other holders of such security.	n/a
3	Undiscovered Mgrs Behavioral Value - R6	UBVFX	Special; 10/26/2021	1	To elect 16 Nominees to serve as Trustees for this Trust:
Nominees:
01) John F. Finn
02) Stephen P. Fisher
03) Gary L. French
04) Kathleen M. Gallagher
05) Robert J. Grassi
06) Frankie D. Hughes
07) Raymond Kanner
08) Thomas P. Lemke
09) Lawrence Maffia
10) Mary E. Martinez
11) Marilyn McCoy
12) Dr. Robert A. Oden, Jr.
13) Marian U. Pardo
14) Emily A. Youssouf
15) Robert F. Deutsch
						16) Nina O. Shenker	Management	Yes	With respect to each proposal on the attached proxy ballot, please vote our shares in the same proportion as all other holders of such security.	n/a
4	Undiscovered Mgrs Behavioral Value - R6	UBVFX		Special; 10/26/2021	2	To approve a new sub-advisory agreement between J.P. Morgan Investment Management Inc. and Fuller & Thaler Asset Management, Inc. for Undiscovered Managers Behavioral Value Fund	Management	Yes	With respect to each proposal on the attached proxy ballot, please vote our shares in the same proportion as all other holders of such security.	n/a
5	JPMorgan Realty Income Fund Class R6	JPINX	Special; 10/26/2021	1	To elect 16 Nominees to serve as Trustees for this Trust:
Nominees:
01) John F. Finn
02) Stephen P. Fisher
03) Gary L. French
04) Kathleen M. Gallagher
05) Robert J. Grassi
06) Frankie D. Hughes
07) Raymond Kanner
08) Thomas P. Lemke
09) Lawrence Maffia
10) Mary E. Martinez
11) Marilyn McCoy
12) Dr. Robert A. Oden, Jr.
13) Marian U. Pardo
14) Emily A. Youssouf
15) Robert F. Deutsch
						16) Nina O. Shenker	Management	Yes	With respect to each proposal on the attached proxy ballot, please vote our shares in the same proportion as all other holders of such security.	n/a

Registrant: NORTHERN LIGHTS FUND TRUST - PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND										Item 1, Exhibit 48
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	JPMorgan Trust I	Special; 10/26/2021	1	To elect 16 Nominees to serve as Trustees for this Trust:
Nominees:
01) John F. Finn
02) Stephen P. Fisher
03) Gary L. French
04) Kathleen M. Gallagher
05) Robert J. Grassi
06) Frankie D. Hughes
07) Raymond Kanner
08) Thomas P. Lemke
09) Lawrence Maffia
10) Mary E. Martinez
11) Marilyn McCoy
12) Dr. Robert A. Oden, Jr.
13) Marian U. Pardo
14) Emily A. Youssouf
15) Robert F. Deutsch
						16) Nina O. Shenker	Management	Yes	With respect to each proposal on the attached proxy ballot, please vote our shares in the same proportion as all other holders of such security.	n/a
2	JPMorgan Trust II	Special; 10/26/2021	1	To elect 16 Nominees to serve as Trustees for this Trust:
Nominees:
01) John F. Finn
02) Stephen P. Fisher
03) Gary L. French
04) Kathleen M. Gallagher
05) Robert J. Grassi
06) Frankie D. Hughes
07) Raymond Kanner
08) Thomas P. Lemke
09) Lawrence Maffia
10) Mary E. Martinez
11) Marilyn McCoy
12) Dr. Robert A. Oden, Jr.
13) Marian U. Pardo
14) Emily A. Youssouf
15) Robert F. Deutsch
						16) Nina O. Shenker	Management	Yes	With respect to each proposal on the attached proxy ballot, please vote our shares in the same proportion as all other holders of such security.	n/a
3	Undiscovered Mgrs Behavioral Value - R6	UBVFX	Special; 10/26/2021	1	To elect 16 Nominees to serve as Trustees for this Trust:
Nominees:
01) John F. Finn
02) Stephen P. Fisher
03) Gary L. French
04) Kathleen M. Gallagher
05) Robert J. Grassi
06) Frankie D. Hughes
07) Raymond Kanner
08) Thomas P. Lemke
09) Lawrence Maffia
10) Mary E. Martinez
11) Marilyn McCoy
12) Dr. Robert A. Oden, Jr.
13) Marian U. Pardo
14) Emily A. Youssouf
15) Robert F. Deutsch
						16) Nina O. Shenker	Management	Yes	With respect to each proposal on the attached proxy ballot, please vote our shares in the same proportion as all other holders of such security.	n/a
4	Undiscovered Mgrs Behavioral Value - R6	UBVFX		Special; 10/26/2021	2	To approve a new sub-advisory agreement between J.P. Morgan Investment Management Inc. and Fuller & Thaler Asset Management, Inc. for Undiscovered Managers Behavioral Value Fund	Management	Yes	With respect to each proposal on the attached proxy ballot, please vote our shares in the same proportion as all other holders of such security.	n/a
5	JPMorgan Realty Income Fund Class R6	JPINX	Special; 10/26/2021	1	To elect 16 Nominees to serve as Trustees for this Trust:
Nominees:
01) John F. Finn
02) Stephen P. Fisher
03) Gary L. French
04) Kathleen M. Gallagher
05) Robert J. Grassi
06) Frankie D. Hughes
07) Raymond Kanner
08) Thomas P. Lemke
09) Lawrence Maffia
10) Mary E. Martinez
11) Marilyn McCoy
12) Dr. Robert A. Oden, Jr.
13) Marian U. Pardo
14) Emily A. Youssouf
15) Robert F. Deutsch
						16) Nina O. Shenker	Management	Yes	With respect to each proposal on the attached proxy ballot, please vote our shares in the same proportion as all other holders of such security.	n/a

Registrant: NORTHERN LIGHTS FUND TRUST - PFG MEEDER TACTICAL STRATEGY FUND									Item 1, Exhibit 49
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for this reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND									Item 1, Exhibit 50
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	There were no proxies voted for this reporting period.

Registrant: NORTHERN LIGHTS FUND TRUST - PFG TACTICAL INCOME STRATEGY FUND									Item 1, Exhibit 51
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Kensington Managed Income Institutional	KAMIX		5/17/2022	Target Income Fund would be reorganized into the acquiring Income fund.	Management Proposal	Yes	With respect to each proposal on the attached proxy ballot, please vote our shares in the same proportion as all other holders of such security.	n/a

Registrant: NORTHERN LIGHTS FUND TRUST - Princeton L/S Treasury Fund									Item 1, Exhibit 52
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	N/A - There were no proxies voted during the reporting period

Registrant: NORTHERN LIGHTS FUND TRUST - Princeton Premium Fund									Item 1, Exhibit 53
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	N/A - There were no proxies voted during the reporting period

Registrant: NORTHERN LIGHTS FUND TRUST - Probabilities Fund										Item 1, Exhibit 54
Investment Company Act file number: 811-21720
Reporting Period: July 1, 2021 through June 30, 2022

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Direxion Shares ETF Trust	SPXL	25459W862	3/11/2022	1.1	Elect Director David L. Driscoll	MGMT	Y	FOR	FOR
2					1.2	Elect Director Jacob C. Gaffey	MGMT	Y	FOR	FOR
3					1.3	Elect Director Henry W. Mulholland	MGMT	Y	FOR	FOR
4					1.4	Elect Director Kathleen M. Berkery	MGMT	Y	FOR	FOR
5					1.5	Elect Director Carlyle Peake	MGMT	Y	FOR	FOR
6					1.6	Elect Director Mary Jo Collins	MGMT	Y	FOR	FOR
7					1.7	Elect Director Angela Brickl	MGMT	Y	FOR	FOR
8					1.8	Elect Director Daniel D. O'Neill	MGMT	Y	FOR	FOR

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)*	/s/ Kevin Wolf
Kevin Wolf, President

Date: August 18, 2022

* Print the name and title of each signing officer under his or her signature.